Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Recognition in profit or loss
Favorable changes		₩ 78,016		₩ 87,422
Unfavorable changes		(49,068)		(70,977)
Other comprehensive income
Favorable changes		124,481		217,721
Unfavorable changes		(77,040)		(113,789)
Due from financial institutions measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	2		3
Unfavorable changes	[1]	(2)		(3)
Other comprehensive income
Favorable changes	[1]	199		2
Unfavorable changes	[1]	₩ (222)		₩ (2)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.
Debt securities
Recognition in profit or loss
Favorable changes	[1],[2]	₩ 35,790		₩ 30,771
Unfavorable changes	[1],[2]	(12,826)		(27,062)
Other comprehensive income
Favorable changes	[1],[2]	2,123		2,341
Unfavorable changes	[1],[2]	₩ (2,122)		₩ (2,276)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%. For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. But only for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting correlation between discount rate of rent cashflow (-1~1%) and volatility of real estate price (-1~1%).		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%. For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. But only for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting correlation between discount rate of rent cashflow (-1~1%) and volatility of real estate price (-1~1%).
Equity securities
Recognition in profit or loss
Favorable changes	[1],[3]	₩ 16,125		₩ 24,456
Unfavorable changes	[1],[3]	(8,275)		(10,251)
Other comprehensive income
Favorable changes	[1],[3]	973		1,110
Unfavorable changes	[1],[3]	₩ (744)		₩ (824)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.
Loans measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[4]	₩ 3,316	[1]	₩ 6,362
Unfavorable changes	[1],[4]	(2,952)		(4,344)
Other comprehensive income
Favorable changes	[1],[4]	0		0
Unfavorable changes	[1],[4]	₩ 0		₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%. For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as stock price, volatility of stock price (-10~10%), discount rate (-1~1%).		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%. For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as stock price, volatility of stock price (-10~10%), discount rate (-1~1%).
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[5]	₩ 22,783		₩ 25,830
Unfavorable changes	[5]	(25,013)		(29,317)
Other comprehensive income
Favorable changes	[5]	0		0
Unfavorable changes	[5]	₩ 0		₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.		For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.
Equity securities
Recognition in profit or loss
Favorable changes	[3]	₩ 0		₩ 0
Unfavorable changes	[3]	0		0
Other comprehensive income
Favorable changes	[3]	120,652		214,268	[6]
Unfavorable changes	[3]	₩ (73,434)		₩ (110,687)	[6]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~1%) and discount rate (-1~1%) or between liquidation value (-1~1%) and discount rate (-1~1%).		For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~1%) and discount rate (-1~1%) or between liquidation value (-1~1%) and discount rate (-1~1%).
Loans
Other comprehensive income
Favorable changes	[6]	₩ 534
Unfavorable changes	[6]	₩ (518)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, volatility of the underlying asset 1%, growth rate 10%.

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.
[2]	For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. But only for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting correlation between discount rate of rent cashflow (-1~1%) and volatility of real estate price (-1~1%).
[3]	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~1%) and discount rate (-1~1%) or between liquidation value (-1~1%) and discount rate (-1~1%).
[4]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as stock price, volatility of stock price (-10~10%), discount rate (-1~1%).
[5]	For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.
[6]	For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, volatility of the underlying asset 1%, growth rate 10%.